Expense Example - VanEck U.S. Equity Buffer ETF - July - VanEck U.S. Equity Buffer ETF - July Class	Aug. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160